U.S. High Yield Bond Fund | Prospectus Class NAV Shares
U.S. HIGH YIELD BOND FUND
Investment Objective
To seek total return with a high level of current income.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder fees (%) (fees paid directly from your investment
Shareholder Fees (USD $)	U.S. High Yield Bond Fund Prospectus Class NAV Shares Class NAV
Shareholder fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management fee	Distribution and service (12b-1) fees	Other Expenses	Total annual fund operating expenses
U.S. High Yield Bond Fund Prospectus Class NAV Shares Class NAV	0.73%	none	0.04%	0.77%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
U.S. High Yield Bond Fund Prospectus Class NAV Shares Class NAV	79	246	428	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

The subadviser actively manages a diversified portfolio of below-investment-grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer. The fund may invest significantly in issuers in the communications sector.

Under normal circumstances, the subadviser invests:
  Up to 15% of total assets in any one industry; and
  Up to 5% of total assets in any one issuer (excluding investments in cash-equivalent issuers or for cash-management purposes).
The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund’s securities is expected to be at least B- as rated by S&P.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.
Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Communications risk  Because the fund may invest in securities of companies in the communications field, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communications field may have a significant impact on the fund’s performance

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.
Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.
Calendar year total returns for Class NAV:

Year-to-date: 10.05% (Quarter ended 09/30/2012) Best Quarter: 17.10% (Quarter ended 6/30/2009) Worst Quarter: −15.35% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns U.S. High Yield Bond Fund Prospectus Class NAV Shares		One Year	Five Year	Since Inception	Date of Inception
Class NAV before tax		5.08%	6.89%	7.43%	Oct. 15, 2005
Class NAV after tax on distributions	[1]	2.19%	3.92%	4.56%	Oct. 15, 2005
Class NAV after tax on distributions, with sale	[1]	3.58%	4.11%	4.65%	Oct. 15, 2005
Bank of America Merrill Lynch US High Yield Master II Index		4.37%	7.55%	7.92%	Oct. 15, 2005
[1]	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.